Consolidated Statements of Changes in Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2023	$ 218,782	$ 21,204		$ (4,325)	$ (159,616)	$ 76,045	$ (650)	$ 75,395
Begnning balance, shares at Mar. 31, 2023	880
IfrsStatementLineItems [Line Items]
Balance, April 1, 2022 (Pre-Split), shares	17,606
Share-based compensation expense		2,637				2,637		2,637
Shares issued under Registered Direct Offering
Shares issued under Registered Direct Offering, shares	98
Shares issued related to the ATM agreement, net of share issuance costs	$ 662					662		662
Shares issued related to the ATM agreement, net of share issuance costs , shares	9
Shares issued or accrued for services	$ 50					50		50
Shares issued or accrued for services, shares	1
Shares issued pursuant to distribution of restricted stock units	$ 5					5		5
Shares issued pursuant to distribution of restricted stock units, shares	1
Derecognition of investment in public company				4,363	(4,363)
Net unrealized loss on investments				(38)		(38)		(38)
Net loss for the year					(75,339)	(75,339)	(43)	(75,382)
Treasury stock obtained in exchange for return of investment interest to Compedica
Ending balance, value at Mar. 31, 2024	$ 219,499	23,841			(239,318)	4,022	(693)	3,329
Ending Balance, shares at Mar. 31, 2024	989
IfrsStatementLineItems [Line Items]
Share-based compensation expense		321				321		321
Shares issued pursuant to distribution of restricted stock units	$ 30					30		30
Shares issued pursuant to distribution of restricted stock units, shares	9
Net unrealized loss on investments
Net loss for the year					(6,767)	(6,767)	(11)	(6,778)
Correction of prior period overstated share-based compensation expense		(632)			632
Shares issued under private placement, net of share issuance costs	$ 2,150					2,150		2,150
Shares issued under private placement, net of share issuance costs, shares	524
Pre-Funded warrants exercised	$ 1					1		1
Pre-Funded warrants exercised, shares	60
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse share split
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split, shares	52
Shares issued for accrued bonuses	$ 120					120		120
Shares issued accrued for bonuses, shares	19
Treasury stock obtained in exchange for return of investment interest to Compedica
Ending balance, value at Mar. 31, 2025	$ 221,800	23,530			(245,453)	(123)	(704)	(827)
Ending Balance, shares at Mar. 31, 2025	1,653
IfrsStatementLineItems [Line Items]
Share-based compensation expense		1,745				1,745		1,745
Shares issued related to the ATM agreement, net of share issuance costs	$ 12,030					12,030		12,030
Shares issued related to the ATM agreement, net of share issuance costs , shares	4,063
Net unrealized loss on investments
Net loss for the year					(38,626)	(38,626)	(1)	(38,627)
Shares issued under private placement, net of share issuance costs and put rights	$ 14,535					14,535		14,535
Shares issued under private placement, net of share issuance costs and put rights , shares	3,416
Shares issued relating to the acquisition of Compedica	$ 5,000					5,000		5,000
Shares issued relating to the acquisition of Compedica, shares	625
Shares issued under registered direct offering, net of share issuance costs	$ 12,688					12,688		12,688
Shares issued under registered direct offering, net of share issuance costs , shares	5,230
Exercise of pre-funded warrants
Exercise of pre-funded warrants , shares	9,231
Treasury stock obtained in exchange for return of investment interest to Compedica			(20)			(20)		(20)
Treasury stock obtained in exchange for return of investment interest to Compedica , shares	(625)
Put rights exercised and return of shares
Put rights exercised and return, shares	(123)
Ending balance, value at Mar. 31, 2026	$ 266,053	$ 25,275	$ (20)		$ (284,079)	$ 7,229	$ (705)	$ 6,524
Ending Balance, shares at Mar. 31, 2026	23,470